Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property and equipment, net [Abstract]
Schedule of property and equipment
Property and equipment consists of the following:

	December 31,
	2017	2018
	RMB	RMB

Gross carrying amount
Buildings	731,640	857,020
Servers, computers and equipment	588,589	679,735
Construction in progress	44,103	211,657
Decoration of buildings	100,711	103,305
Motor vehicles	27,330	38,407
Furniture, fixture and office equipment	24,102	26,439
Leasehold improvements	18,651	22,913

Total	1,535,126	1,939,476
Less: accumulated depreciation	(518,128)	(643,157)

Property and equipment, net	1,016,998	1,296,319